Other Income and Expenses - Summary of Other Operating Income (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Jun. 29, 2016	Dec. 31, 2017	Dec. 31, 2016
Other Income And Expenses [Line Items]
Gain on sale of land			¥ 2,461
Gross carrying amount [member]
Other Income And Expenses [Line Items]
Carrying amount of land sold		¥ 2,390	3,336
Land [member]
Other Income And Expenses [Line Items]
Sale price of land	¥ 5,050
Gain on sale of land	2,461
Land [member] | Gross carrying amount [member]
Other Income And Expenses [Line Items]
Carrying amount of land sold	¥ 2,584		¥ 2,584